Average Annual Total Returns			12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Apr. 30, 2025		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
Value Line Small Cap Opportunities Fund, Inc.
Prospectus [Line Items]
Average Annual Return, Percent			14.24%	10.46%		10.40%
Value Line Small Cap Opportunities Fund, Inc. | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.21%	9.56%		8.51%
Value Line Small Cap Opportunities Fund, Inc. | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.45%	8.16%		7.93%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent			14.50%	10.73%	11.04%
Performance Inception Date	Nov. 01, 2015
Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.86%	[1]	11.54%	7.40%		7.82%

[1]	Institutional Class inception date.